UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 10-D/A
Amendment No. 1

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
August 1, 2015 to August 31, 2015

Commission File Number of issuing entity: 333-180185-02

Harley-Davidson Motorcycle Trust 2013-1
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-180185

Harley-Davidson Customer Funding Corp.
(Exact name of depositor as specified in its charter)

Harley-Davidson Credit Corp.
(Exact name of sponsor specified in its charter)

Delaware
(State of other jurisdiction of incorporation or organization of the issuing entity)

38-7086598
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association 1100 North Market Street Wilmington, Delaware	19890-1605
(Address of principal executive offices of the issuing entity)	(Zip Code)

(302) 636-6000 (Telephone number, including area code)

Not Applicable
(Former name or former address, if changed since last report.)

	Registered/reporting pursuant to (check one)			Name of exchange (If Section 12(b))
Title of class	Section 12(b)	Section 12(g)	Section 15(d)
Class A-1 Notes	☐	☐	☒
Class A-2 Notes	☐	☐	☒
Class A-3 Notes	☐	☐	☒
Class A-4 Notes	☐	☐	☒
Class B Notes	☐	☐	☒

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☒ No ☐

Explanatory Note

This report on Form 10-D/A and the attached Exhibit 99.1 amends and restates in its entirety the
Form 10-D and Exhibit 99.1 filed by the issuing entity on September 24, 2015 (the "Original Report"). Due to administrative error, the Original Report incorrectly filed the Form 10-D under the label "Exhibit 99.1" and vice versa, which has been corrected in this Form 10-D/A. No other information or data presented in the Original Report has been revised or amended.

PART I – DISTRIBUTION INFORMATION

Item 1.        Distribution and Pool Performance Information.

The attached Monthly Report contains the distribution and pool performance information with respect to the motorcycle contracts which comprise the assets of Harley-Davidson Motorcycle Trust 2013-1.

There is no activity relating to the repurchase or replacement of underlying assets to be reported under Rule 15Ga-1 of the Securities Exchange Act of 1934. The most recent Form ABS-15G relating thereto was filed on August 12, 2015 (File No. 025-00396) by Harley-Davidson Customer Funding Corp. (Commission File Number 333-202655; Central Index Key Number 0001114926), as securitizer.

PART II – OTHER INFORMATION

Item 9.         Exhibits.

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2013-1 Monthly Report and Certificate of Servicing Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this amendment to be signed on its behalf by the undersigned thereunto duly authorized.

HARLEY-DAVIDSON MOTORCYCLE TRUST 2013-1
(Issuing entity)

By:	Harley-Davidson Credit Corp.,
as Servicer

By:	/s/ James Darrell Thomas
James Darrell Thomas
Vice President, Treasurer and Assistant Secretary

Date: September 29, 2015

EXHIBIT INDEX

Exhibit No.	Document
99.1	Harley-Davidson Motorcycle Trust 2013-1 Monthly Report and Certificate of Servicing Officer

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